Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill and Intangible Assets, Net
15)	GOODWILL AND INTANGIBLE ASSETS, NET

15.1)	BALANCES AND CHANGES DURING THE PERIOD
As of December 31, 2019 and 2018, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2019				2018
		Cost	Accumulated amortization	Carrying Amount		Cost	Accumulated amortization	Carrying Amount
Intangible assets of indefinite useful life:
Goodwill	$	9,562	—	9,562	$	9,912	—	9,912
Intangible assets of definite useful life:
Extraction rights		1,985	(395)	1,590		1,979	(357)	1,622
Industrial property and trademarks		42	(18)	24		44	(20)	24
Customer relationships		196	(196)	—		196	(196)	—
Mining projects		48	(5)	43		42	(5)	37
Others intangible assets		1,014	(643)	371		917	(576)	341

	$	12,847	(1,257)	11,590	$	13,090	(1,154)	11,936

Changes in consolidated goodwill in 2019, 2018 and 2017, were as follows:

		2019	2018	2017
Balance at beginning of period	$	9,912	9,948	9,957
Business combinations		—	16	100
Reclassification to assets held for sale (notes 4.2, 4.3 and 12)		(371)	(22)	92
Impairment losses		—	—	98
Foreign currency translation effects		21	(30)	(299)

Balance at end of period	$	9,562	9,912	9,948

Intangible assets of definite life
Changes in intangible assets of definite life in 2019, 2018 and 2017, were as follows:

		2019
		Extraction rights	Industrial property and trademarks	Mining projects	Others 1	Total
Balance at beginning of period	$	1,622	24	37	341	2,024
Additions (disposals), net 1		(26)	(6)	5	108	81
Reclassifications (notes 4.1, 4.2 and 12)		—	—	—	(2)	(2)
Amortization for the period		(8)	(1)	(1)	(114)	(124)
Foreign currency translation effects		2	7	2	38	49

Balance at the end of period	$	1,590	24	43	371	2,028

		2018
		Extraction rights	Industrial property and trademarks	Mining projects	Others 1	Total	2017
Balance at beginning of period	$	1,686	29	36	255	2,006	1,989
Additions (disposals), net 1		(11)	(2)	6	164	157	66
Business combinations (note 4.1)		—	—	—	—	—	4
Reclassifications (notes 4.1, 4.2 and 12)		(11)	—	—	—	(11)	—
Amortization for the period		(32)	(5)	(1)	(68)	(106)	(108)
Impairment losses		(9)	—	—	—	(9)	1
Foreign currency translation effects		(1)	2	(4)	(10)	(13)	54

Balance at the end of period	$	1,622	24	37	341	2,024	2,006

1
As of December 31, 2019 and 2018, “Others” includes the carrying amount of internal-use
software of $253 and $227, respectively. Capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses amounted to $102 in 2019, $133 in 2018 and $76 in 2017.

15.2)	ANALYSIS OF GOODWILL IMPAIRMENT
For purposes of goodwill impairment tests, all cash-generating units within a country are aggregated, as goodwill is allocated at that level. Considering materiality for disclosure purposes, certain balances of goodwill were presented for Rest of SCA&C, but this does not represent that goodwill was tested at a higher level than for operations in an individual country. During the last quarter of each year, CEMEX performs its annual goodwill impairment test.
During 2019 and 2018, CEMEX did not determine impairment losses of goodwill. Based on these analyses, during 2017, in connection with the operating segment in Spain, considering the uncertainty over the improvement indicators affecting the country’s construction industry and consequently, in the expected consumption of cement, ready-mix
and aggregates, partially a result of the then country’s complex prevailing political environment, which had limited expenditure in infrastructure projects, as well as the uncertainty in the expected price recovery and the effects of increased competition and imports, CEMEX’s management determined that the net book value of such operating segment in Spain, exceeded in $98 the amount of the value in use. As a result, CEMEX recognized an impairment loss of goodwill for such amount as part of “Other expenses, net” in the income statement on 2017 against the related goodwill balance.
As of December 31, 2019 and 2018, goodwill balances allocated by operating segment were as follows:

		2019	2018
Mexico	$	384	375
United States		7,469	7,760
Europe
Spain		494	523
United Kingdom		279	324
France		221	211
Czech Republic		30	30
SCA&C
Colombia		296	299
Caribbean TCL		100	104
Rest of SCA&C 1		62	62
AMEA
Philippines		92	89
United Arab Emirates		96	96
Egypt		12	12
Others
Other reporting segments 2		27	27

	$	9,562	9,912

1	This caption refers to the operating segments in the Dominican Republic, the Caribbean, Costa Rica and Panama.
2	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.
CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Growth rates
Groups of CGUs	2019	2018	2017	2019	2018	2017
United States	7.8%	8.5%	8.8%	2.5%	2.5%	2.5%
Spain	8.3%	8.8%	9.5%	1.6%	1.7%	1.7%
Mexico	9.0%	9.4%	10.2%	2.4%	3.0%	2.7%
Colombia	8.9%	9.5%	10.5%	3.7%	3.6%	3.7%
France	8.0%	8.4%	9.0%	1.4%	1.6%	1.8%
United Arab Emirates	8.8%	11.0%	10.4%	2.5%	2.9%	3.1%
United Kingdom	8.0%	8.4%	9.0%	1.5%	1.6%	1.7%
Range of rates in other countries	8.1% - 11.5%	8.5% - 13.3%	9.1% - 11.8%	1.6% - 6.5%	2.3% - 6.9%	2.3% - 6.8%

The discount rates used by CEMEX in its cash flows projections to determine the value in use of its operating segments generally decreased in 2019 as compared to 2018 in a range of 0.6% up to 2.6%, mainly as a result of a decrease in 2019 in the funding cost observed in the industry that changed from 7.3% in 2018 to 5.4% in 2019. The risk-free rate associated to CEMEX remained significantly flat in the level of 2.9%, while the country risk-specific rates decreased slightly in 2019 in most cases. These reductions were partially offset by a slight increase in the public comparable companies’ stock volatility (beta) that changed from 1.06 in 2018 to 1.08 in 2019 and the decrease in the weighing of debt in the calculation of the discount rates that changed from 33.5% in 2018 to 31.7% in 2019. In 2018, such discount rates decreased slightly in most cases in a range of 0.3% up to 1 percentage point, except for United Arab Emirates and the Caribbean, as compared to 2017. This reduction was mainly attributable to a decrease in the public comparable companies’ stock volatility (beta) and general decreases in the country specific sovereign yields in the majority of the countries where CEMEX operates and the weighing of debt in the calculation, effects that were partially offset for increases during 2018 in the funding cost observed in the industry that changed from 6.1% in 2017 to 7.3% in 2018 and the risk free rate associated with CEMEX which increased from 2.8% in 2017 to 2.9% in 2018. With respect to long-term growth rates, CEMEX uses country specific rates, which are mainly obtained from economic data released by the International Monetary Fund.
In connection with the assumptions included in the table above, CEMEX corroborates the reasonableness of its conclusions using sensitivity analyses to changes in assumptions, affecting the value in use of all groups of CGUs with an independent reasonably possible increase of 1% in the pre-tax
discount rate, an independent possible decrease of 1% in the long-term growth rate, as well as using multiples of Operating EBITDA, by means of which, CEMEX determined a weighted-average multiple of Operating EBITDA to enterprise value observed in the industry and/or in recent mergers and acquisitions in the industry. The average multiple was then applied to a stabilized amount of Operating EBITDA and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill has been allocated. CEMEX considered an industry average Operating EBITDA multiple of 11.5 times in 2019, 11.1 times in 2018 and multiple of 9.0 times in 2017.
As of December 31, 2019, 2018 and 2017, except for the operating segment in Spain in 2017, none of the other sensitivity analyses indicated a potential impairment risk in CEMEX’s operating segments. CEMEX continually monitors the evolution of the group of CGUs to which goodwill has been allocated that have presented relative goodwill impairment risk in any of the reported periods and, in the event that the relevant economic variables and the related value in use would be negatively affected, it may result in a goodwill impairment loss in the future.
As of December 31, 2019 and 2018, goodwill allocated to its operating segment in the United States accounted in both years for 78%, of CEMEX’s total amount of consolidated goodwill. In connection with CEMEX’s determination of value in use relative to its groups of CGUs in the United States in the reported periods, CEMEX has considered several factors, such as the historical performance of such operating segment, including the operating results in recent years, the long-term nature of CEMEX’s investment, the signs of recovery in the construction industry over the last years, the significant economic barriers for new potential competitors considering the high investment required, and the lack of susceptibility of the industry to technology improvements or alternate construction products, among other factors. To improve its assurance, as mentioned above, CEMEX verified its conclusions using sensitivity analyses over Operating EBITDA multiples of recent sale transaction within the industry ocurred in such country, as well as macroeconomic information regarding gross domestic product and cement consumption over the projected periods issued by the International Monetary Fund and the U.S. Portland Cement Association, respectively.